PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepaid expenses and other current assets
	June 30,	December 31,
	2025	2024
	(Unaudited)
Prepaid expenses	$23,526	$15,944
Related parties’ receivable	81	1,587
Government institutions	12,408	7,376
Derivative instruments	22,825	2,984
Interest receivable	5,010	4,864
Short-term vendor deposits	436	335
Deferred contract costs	20,160	10,409
Other current assets	2,791	1,337
Total prepaid expenses and other current assets	$87,237	$44,836